LOAN RECEIVABLE (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 30, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
LOAN RECEIVABLE
Prepayments of loan	$ 4,849,221
Interest rate	5.50%
Principal payments			$ 389,867
Short-term receivable		$ 249,552	411,858	$ 377,038
Interest payments		$ 119,411	193,265
Long term receivables			$ 3,509,200	$ 3,792,034
Loan receivables term	360 years
Decription of loan payment	the Company is to receive 120 equal payments over the term of the loan